Provisions - Provision for pension obligation (Details) - Provision for pension obligation - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Provision for pension obligation at beginning of year	€ 4.5	€ 4.5	€ 4.5
Movement during the year	€ (4.5)	0.0	0.0
Provision for pension obligation at end of year		€ 4.5	€ 4.5